Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Leases
7. Leases
The Company adopted the amendments to ASC 842 Leases, which require lessees to recognize lease assets and liabilities arising from operating leases on the balance sheet.

Finance and operating lease assets and lease liabilities are as follows:

Lease Classification	Classification	Six Months Ended June 30, 2024	Year-ended December 31, 2023
Assets
Current
Operating	Current assets	$—	$—
Finance	Current assets	1	1
Long-term
Operating	Long-term assets	2,141	2,262
Finance	Long-term assets	31	43

Total right-of-use assets		$2,173	$2,306

Liabilities
Current
Operating	Short-term lease liability	$216	$222
Finance	Short-term lease liability	33	6
Noncurrent
Operating	Long-term lease liability	2,006	2,111
Finance	Long-term lease liability	63	94

Total lease liabilities		$2,318	$2,433

The components of lease expense were as follows:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operating lease expense	$104	$112	$213	$236
Finance lease expense
Amortization on ROU assets	7	7	16	41
Interest on lease liabilities	1	1	2	12
Short-term lease expense	21	15	39	30

Total lease expense	$133	$135	$270	$319

Other information related to leases was as follows:

	Six Months Ended
	June 30, 2024	June 30, 2023
Weighted average remaining lease term (in years)
Operating leases	7.4	8.3
Finance leases	1.8	2.4
Weighted average discount rate:
Operating leases	8.1%	7.9%
Finance lease	4.6%	4.6%

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$99	$107	$203	$209
Operating cash flows from finance leases	$2	$2	$4	$14
ROU assets obtained in exchange for lease obligations
Operating leases	$—	$—	$—	$55
Finance lease	$—	$—	$—	$—
Future minimum lease payments under
non-cancellable
leases were as follows:

Year	Six Months Ended June 30, 2024		Six Months Ended June 30, 2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
2024	$198	$6	$615	$14
2025	371	32	371	32
2026	367	65	367	65
2027	412	—	412	—
2028	412	—	412	—
Thereafter	1,220	—	1,220	—

Total future minimum lease payments	2,980	103	3,397	111
Less: imputed interest	(758)	(8)	(946)	(10)

Total	2,222	95	2,451	101
Plus: lease asset, current	—	1	—	1
Less: lease liability, current	(216)	(33)	(229)	(6)

Total long-term lease liability	$2,006	$63	$2,222	$96

7. Leases
In February 2021, the Company entered into a lease agreement for a commercial property with Gateway Rental Properties, LLC, to be used for general office and administrative purposes. The lease commenced on March 1, 2021 and was renewed March 1, 2023. The monthly rent on the lease, which includes CAM, interest, and taxes, is approximately $3. The term of the initial and renewed lease is for two years, with an option to renew for an additional two-year
period. The initial lease contained an option to purchase the property at any time during the Initial Term for $375 for which the Company did not exercise, resulting in a gain on lease extinguishment. The Company initially accounted for the lease as a finance lease, resulting in a lease liability and ROU asset for the year ended December 31, 2022. The renewed lease is accounted for as an operating lease, resulting in a liability and ROU asset of $55, recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 15.2%, as estimated by management, was used to discount the future payments on the lease to their present value.
In August 2021, the Company entered into a ground lease agreement with a Tennessee resident, the landlord, for 2 acres of unencumbered land in Lenoir City, Tennessee. On February 8, 2022, the lease was assigned to Ava Data. The lease commenced on November 6, 2021. The monthly rent on the lease is $15. The lease contained an option to prepay base rent in the amount equal to the outstanding principal balance and accrued interest under the landlord’s Promissory Note dated July 5, 2021, in the original principal amount of $175 (the “Note”) and receive a credit against the next monthly payments of base rent due under the lease in an amount equal to the rent prepayment discounted against such base rent at a 4% discount. GRIID exercised this prepay option, resulting in a base rent prepayment of $170. The initial term of the lease is for five years, with an option to renew it for an additional five-year period that the Company is reasonably certain to exercise. The lease also contains an option to purchase the property at any time after the one-year
anniversary of the commencement of the lease for $2,100 that GRIID is not reasonably certain to exercise. The Company has accounted for the lease as an operating lease, resulting in a lease liability of $1,136 and ROU asset of $1,306 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 7.0%, as estimated by management, was used to discount the future payments on the lease to their present value.
On January 5, 2022, the Company entered into a lease agreement for commercial property to be used for distribution, mining operations, and warehouse and office space in Rutledge, Tennessee. The lease commenced on January 1, 2022 for 10,000 square feet of the building and on February 1, 2022 for the remaining 37,906 square feet of the building. The monthly rent on the lease is $16. The initial term of the lease is for five years. The lease includes an option to renew for an additional five-year period that the Company is reasonably certain to exercise. The monthly base rent during the renewal term is $18. Monthly rent for the initial and optional renewal term does not include CAM, insurance or taxes as the payments are variable. The Company has accounted for the lease as an operating lease resulting in a lease liability and ROU asset of $1,315 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 9.0%, as estimated by management, was used to discount the future payments on the lease to their present value.

On March 4, 2022, the Company entered into a thirty-nine-month lease agreement for a truck. The lease commenced on March 4, 2022. The monthly lease payments on the truck are $1. Because the lease contains an option to purchase the truck at the end of the lease that the Company is reasonably certain to exercise, the Company has accounted for the lease as a finance lease, resulting in a lease liability and ROU asset of $47 recorded as of the lease commencement date. A rate commensurate with assets of a similar term of 4.7%, as estimated by management, was used to discount the future payments on the lease to their present value.
On March 15, 2022, the Company entered into a
two-year
lease agreement for office space in Austin, Texas. The lease commenced on March 15, 2022. The monthly rent on the lease is $3 excluding CAM, insurance and taxes as those monthly payments are variable. The lease contains no renewal or purchase options. The Company has accounted for the lease as an operating lease resulting in a lease liability and ROU asset of $60. A rate commensurate with assets of a similar term of 4.5%, as estimated by management, was used to discount the future payments on the lease to their present value.
On April 25, 2022, the Company entered a
one-year
lease extension for the Data Black River LLC location. The lease can be extended until June 30, 2024. The monthly rent is $1 and excludes CAM charges, which are invoiced separately monthly. The Company has accounted for the lease as an operating lease, with the rent being expensed monthly.
Finance and operating lease assets and lease liabilities are as follows:

Lease Classification	Classification	December 31, 2023	December 31, 2022
Assets
Current
Operating	Current assets	$—	$—
Finance	Current assets	1	1
Long-term
Operating	Long-term assets	2,262	2,454
Finance	Long-term assets	43	96

Total right-of-use assets		$2,306	$2,551

Liabilities
Current
Operating	Short-term lease liability	$222	$205
Finance	Short-term lease liability	6	377
Noncurrent
Operating	Long-term lease liability	2,111	2,300
Finance	Long-term lease liability	94	98

Total lease liabilities		$2,433	$2,980

The components of lease expense were as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Operating lease expense	$440	$412
Finance lease expense
Amortization on ROU assets	55	192
Interest on lease liabilities	14	59
Short-term lease expense	61	86

Total lease expense	$570	$749

Other information related to leases was as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Weighted average remaining lease term (in years)
Operating leases	7.8	8.8
Finance leases	1.9	0.8
Weighted average discount rate:
Operating leases	8.1%	8.0%
Finance lease	4.6%	12.7%

	Year Ended
	December 31, 2023	December 31, 2022
Cash paid for amounts included in measurement of lease liabilities
Operating cash flows from operating leases	$423	$222
Operating cash flows from finance leases	$16	$45
ROU assets obtained in exchange for lease obligations
Operating leases	$55	$1,375
Finance lease	$—	$47
Future minimum lease payments under
non-cancellable
leases as of December 31, 2022 were as follows:

Year	Operating Leases	Finance Leases
2024	$402	$10
2025	371	32
2026	367	65
2027	412	—
2028	412	—
Thereafter	1,220	—

Total future minimum lease payments	3,184	107
Less: imputed interest	(851)	(8)

Total	2,333	99
Plus: lease asset, current	—	1
Less: lease liability, current	(222)	(6)

Total long-term lease liability	$2,111	$94